Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Compensation Recovery (Clawback) Policy

In accordance with Rule 10D-1 under the Securities Exchange Act of 1934 and the listing standards of the NYSE American, the Company has adopted a Policy for Recoupment of Incentive Compensation (the “Clawback Policy”). The Clawback Policy requires the Company to recover erroneously awarded incentive-based compensation from current and former executive officers in the event of a required accounting restatement, including both restatements that correct errors material to previously issued financial statements and restatements that correct errors that are not material to previously issued financial statements but would result in a material misstatement if the errors were left uncorrected or corrected in the current period. The Clawback Policy applies to incentive-based compensation received by covered officers during the three completed fiscal years immediately preceding the date on which the Company is required to prepare the restatement.

In April 2026, the Company restated its previously issued audited consolidated financial statements for the fiscal year ended December 31, 2025 to correct an error in the accounting for certain outstanding Common Stock warrants (the “Restatement”). In connection with the Restatement, the Company performed the analysis required under the Clawback Policy and determined that no recovery was required because no current or former executive officer received incentive-based compensation during the applicable recovery period that was granted, earned or vested based, in whole or in part, on the attainment of a financial reporting measure. The cash bonus, signing bonus and retention payments described above were not determined by reference to any financial reporting measure, and no executive officer held equity awards that vested based on financial performance during that period.